Land Use Rights, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013
Land Use Rights, Net [Abstract]
Land use rights	$ 77,590	$ 73,785
Less: accumulated depreciation and amortization	1,892	140
Land use rights, net	75,698	73,645
Land use rights of in Henan Province in connection with acquisition of entity P			1,632
Land use rights, amortization expenses	1,714	140
Land use rights, future amortization expense per year in next five years	$ 1,760